As filed with the Securities and Exchange Commission on January 17, 2013
1933 Act Registration No. 002-85229
1940 Act Registration No. 811-03802

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	96	[ X ]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No.	97	[ X ]
(Check appropriate box or boxes)

NEUBERGER BERMAN INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

(Name and Address of Agent for Service)

With copies to:

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b)
on _________________ pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on _________________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on _________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectus for Institutional Class shares of Neuberger Berman New York Municipal Income Fund, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 94 to the Registrant’s registration statement on December 28, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 17th day of January, 2013.

NEUBERGER BERMAN INCOME FUNDS

By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

              Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 96 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	January 17, 2013
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	January 17, 2013
John M. McGovern
/s/ Joseph V. Amato	Trustee	January 17, 2013
Joseph V. Amato*
/s/ Faith Colish	Trustee	January 17, 2013
Faith Colish*
/s/ Martha C. Goss	Trustee	January 17, 2013
Martha C. Goss*
/s/ Michael M. Knetter	Trustee	January 17, 2013
Michael M. Knetter*
/s/ Howard A. Mileaf	Trustee	January 17, 2013
Howard A. Mileaf*

Signature	Title	Date
/s/ George W. Morriss	Trustee	January 17, 2013
George W. Morriss*
/s/ Jack L. Rivkin	Trustee	January 17, 2013
Jack L. Rivkin*
/s/ Tom D. Seip	Chairman of the Board and Trustee	January 17, 2013
Tom D. Seip*
/s/ Candace L. Straight	Trustee	January 17, 2013
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	January 17, 2013
Peter P. Trapp*
*Signatures affixed by Lynn A. Schweinfurth on January 17, 2013 pursuant to a power of attorney filed with Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802, on May 15, 2009.

NEUBERGER BERMAN INCOME FUNDS
EXHIBIT INDEX

Exhibit	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase